Expense Example - Victory SP 500 Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	280	397	525	899	97	303	525	1,166	44	138	241	542